Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.3%
Massachusetts 97.2%
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,780,248
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	1,000,000	1,065,440
Series A, 5.0%, 11/1/2030	500,000	541,785
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,626,326
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2021	2,000,000	2,050,340
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,492,033
Series A, 5.25%, 7/1/2028	4,000,000	5,363,280
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,101,690
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,876,964
Series 19, 4.0%, 2/1/2038	1,655,000	1,896,729
Massachusetts, State College Building Authority Revenue, Series A, Prerefunded, 5.0%, 5/1/2036	3,280,000	3,489,403
Massachusetts, State Consolidated Loan:
Series D, Prerefunded, 5.0%, 8/1/2033	1,000,000	1,027,960
Series B, 5.0%, 4/1/2037	2,500,000	3,103,950
Series D, 5.0%, 7/1/2048	5,000,000	6,528,450
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A, 5.0%, 1/1/2028	1,000,000	1,305,460
Series A, 5.0%, 1/1/2029	2,000,000	2,672,320
Series C, 5.0%, 1/1/2032	2,000,000	2,627,260
Massachusetts, State Development Finance Agency Revenue:
Series A-2, 4.0%, 7/1/2040	1,000,000	1,195,220
Series A-2, 5.0%, 7/1/2021	4,700,000	4,805,938
Series A, 5.0%, 1/1/2024	1,000,000	1,120,320
Series A, 5.0%, 7/1/2044	4,100,000	4,844,929
Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2042	2,500,000	2,974,325
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,772,125
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	2,033,098
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,348,080
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	961,358
Series K, 5.0%, 7/1/2036	1,000,000	1,277,620
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6C, 0.09% *, 1/1/2021 , LOC: TD Bank NA	225,000	225,000
Series BB2, 4.0%, 10/1/2036	355,000	400,586
Series BB2, 4.0%, 10/1/2037	2,000,000	2,251,120
Series X, 5.0%, 10/1/2048	1,500,000	1,640,250
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	832,274
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,369,960
Series I, 5.0%, 7/1/2036	1,000,000	1,203,390
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	601,424
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,552,960
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,734,950
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	3,627,630
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	538,745
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center Issue, Series G, 144A, 5.0%, 7/15/2046	500,000	585,365
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	848,335
Series A, 5.0%, 10/1/2034	1,000,000	1,340,570
Series A, 5.0%, 10/1/2035	1,000,000	1,337,450
Series A, 5.25%, 3/1/2037	2,500,000	2,801,550
Massachusetts, State Development Finance Agency Revenue, Northeastern University Issue:
Series A, 5.0%, 10/1/2032	1,700,000	2,298,961
Series A, 5.0%, 10/1/2033	900,000	1,210,221
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, Prerefunded, 5.0%, 7/1/2036	5,000	5,119
Series S, 5.0%, 7/1/2037	1,405,000	1,751,726
Series S-1, 5.0%, 7/1/2047	2,500,000	3,054,500
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,855,825
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,635,490
5.0%, 7/1/2036	2,550,000	3,012,672
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,088,570
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,942,925
Series L, 5.0%, 7/1/2044	1,100,000	1,294,095
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	1,028,028
Series J, 5.0%, 7/1/2042	3,500,000	3,681,370
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,186,709
5.0%, 6/1/2031	1,845,000	2,371,821
5.0%, 6/1/2032	470,000	601,379
5.0%, 6/1/2048	3,500,000	4,296,180
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	573,551
Series B, 5.0%, 9/1/2045	2,000,000	2,369,000
5.0%, 9/1/2052	3,500,000	4,030,180
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,481,745
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	5,000,000	5,248,450
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,673,971
Series K, AMT, 5.25%, 7/1/2029	3,255,000	3,463,320
Series J, AMT, 5.5%, 7/1/2027	1,410,000	1,444,700
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,511,800
Series G, 4.0%, 9/1/2037	5,000,000	5,816,350
Series B, 5.0%, 7/1/2029	3,500,000	4,764,970
Series A, 5.0%, 7/1/2036	7,000,000	8,353,870
Series A, Prerefunded, 5.0%, 12/1/2038	2,500,000	2,610,150
Series A, 5.0%, 3/1/2041	5,000,000	5,701,850
Series A, 5.0%, 1/1/2049	3,000,000	3,783,540
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K-1, 0.11% *, 1/1/2021, LOC: TD Bank NA	2,700,000	2,700,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,208,691
Series M, 5.5%, 2/15/2028	3,000,000	3,996,450
Massachusetts, State Housing Finance Agency Revenue, Series 215, 4.0%, 12/1/2050	2,580,000	2,929,151
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,500,000	1,647,255
Series 220, 3.0%, 12/1/2050	2,500,000	2,757,650
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	785,000	787,316
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,226,330
Series B, 5.0%, 7/1/2034	710,000	712,095
Series C, AMT, 5.0%, 7/1/2036	2,000,000	2,555,240
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,324,168
Series A, 5.0%, 7/1/2040	3,500,000	4,100,635
Series A, AMT, 5.0%, 7/1/2040	5,000,000	6,324,500
Series B, 5.0%, 7/1/2040	8,500,000	8,523,715
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,250,950
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,585,570
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	4,512,120
Series A, AMT, 5.0%, 7/1/2033	895,000	1,121,936
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	9,340,400
Series B, 5.0%, 1/15/2031	4,480,000	5,293,344
Series B, Prerefunded, 5.25%, 10/15/2035	7,000,000	7,279,650
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,817,450
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	3,850,000	4,676,788
Series A, 5.0%, 6/1/2048	1,500,000	1,870,740
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,904,300
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	12,615,000	18,228,297
Massachusetts, State Water Resources Authority:
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	7,425,521
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,943,440
Massachusetts, State Water Resources Authority Revenue, Green Bond, Series C, 4.0%, 8/1/2040	10,425,000	11,983,433
Plymouth, MA, General Obligation, Municipal Purpose Loan, 5.0%, 5/1/2030	1,595,000	1,618,223
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,573,762
University of Massachusetts, Building Authority Project Revenue, Series 1, 5.0%, 11/1/2036	6,035,000	7,171,873
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,749,580
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,425,512
Series 3, 5.0%, 11/1/2038	1,615,000	2,014,196
Waltham, MA, General Obligation School, 3.0%, 10/15/2033	1,995,000	2,310,429
Weston, MA, General Obligation:
5.0%, 1/15/2025	665,000	793,850
5.0%, 1/15/2026	940,000	1,166,004
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,572,596
		353,340,408
Guam 0.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	260,000	307,177
Series A, 5.0%, 1/1/2050	180,000	223,727
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	346,941
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	227,022
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	446,469
Series A, 5.0%, 10/1/2037	315,000	372,670
Series A, 5.0%, 10/1/2038	285,000	336,468
Series A, 5.0%, 10/1/2040	200,000	235,260
		2,495,734
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,293,000	1,444,152
Total Municipal Bonds and Notes (Cost $328,033,855)		357,280,294
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $328,033,855)	98.3	357,280,294
Other Assets and Liabilities, Net	1.7	6,170,157
Net Assets	100.0	363,450,451

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of December 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$357,280,294	$—	$357,280,294
Total	$—	$357,280,294	$—	$357,280,294

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DMATF-PH3

R-080548-1 (1/23)